Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES

Inventories, net of reserve, consisted of the following:

	December 31, 2018	December 31, 2017
Raw materials	132	125
Work-in-process	1,005	787
Finished products	425	423

Total	1,562	1,335

Reserve for obsolescence is estimated for excess uncommitted inventories based on the previous quarter’s sales, backlog of orders and production plans.